HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary profit/(loss) and other comprehensive income relating to Russia operations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Profit / (loss) before tax for the period	$ 188	$ 114	[1]	$ 224	$ 325	[1],[2]
Income tax benefit / (expense)	40	71	[1]	63	42	[1]
Profit for the period	271	184	[1]	631	87	[1]
Other comprehensive income / (loss)	(174)	228		(387)	(22)
Total comprehensive income / (loss)	$ 97	$ 412		244	65
Assets and liabilities classified as held for sale | Russia
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenue				1,881	1,910
Operating expense				(1,355)	(2,132)
Other expenses				(2)	(83)
Profit / (loss) before tax for the period				524	(305)
Income tax benefit / (expense)				(54)	(13)
Profit for the period				470	(318)
Other comprehensive income / (loss)				(245)	179
Total comprehensive income / (loss)				225	(139)
Impairment				$ 281	$ 446

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).